Acquisitions - Allocation of Total Consideration (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 16, 2012 Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Customer Relationships [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Trademark and trade name [Member] Ydon Holdings, Ltd. (CASEE) [Member]	Jan. 16, 2012 Developed Technology [Member] Ydon Holdings, Ltd. (CASEE) [Member]
Net assets acquired (liabilities assumed):
Cash and cash equivalents			$ 1,456
Accounts receivable and other current assets			1,213
Property and equipment			97
Trade and other liabilities			(2,170)
Net assets acquired			596
Intangible assets acquired				390	2,490	3,020
Goodwill	0	70,498	17,741
Deferred tax liability			(1,468)
Value of assets, net of deferred tax liabilities			22,769
Purchase price:
Cash			8,400
Contingent consideration			6,360
Fair value of previously held interest			8,009
Total consideration			$ 22,769